Offsetting Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Information about Impact of Offsetting of Financial Assets and Liabilities

The Santander UK group engages in a variety of counterparty credit mitigation strategies in addition to netting and collateral arrangements. Therefore, the net amounts presented in the tables below do not purport to represent the Santander UK group’s actual credit exposure.

	Amounts subject to enforceable netting arrangements
	Effects of offsetting on balance sheet			Related amounts not offset			Assets not
2017	Gross amounts £m	Amounts offset £m	Net amounts reported on the balance sheet £m	Financial instruments £m	Financial collateral(1) £m	Net amount £m	subject to enforceable netting arrangements(2) £m	Balance sheet total(3) £m
Assets
Derivative financial instruments	30,155	(10,479)	19,676	(14,772)	(2,785)	2,119	266	19,942
Reverse repurchase, securities borrowing & similar agreements:
– Trading assets	15,224	(6,354)	8,870	(355)	(8,515)	–	–	8,870
– Loans and advances to banks	2,464	–	2,464	–	(2,464)	–	–	2,464
Loans and advances to customers and banks(4)	6,124	(1,459)	4,665	–	–	4,665	198,283	202,948
	53,967	(18,292)	35,675	(15,127)	(13,764)	6,784	198,549	234,224

Liabilities
Derivative financial instruments	27,839	(10,479)	17,360	(14,772)	(1,951)	637	253	17,613
Repurchase, securities lending & similar agreements:
– Trading liabilities	31,858	(6,354)	25,504	(355)	(25,149)	–	–	25,504
– Deposits by banks and customers	1,578	–	1,578	–	(1,578)	–	–	1,578
Deposits by customers and banks(4)	2,186	(1,459)	727	–	–	727	188,900	189,627
	63,461	(18,292)	45,169	(15,127)	(28,678)	1,364	189,153	234,322

2016
Assets
Derivative financial instruments	34,125	(8,819)	25,306	(17,417)	(2,384)	5,505	165	25,471
Reverse repurchase, securities borrowing & similar agreements:
– Trading assets	12,607	(1,895)	10,712	(2,113)	(8,599)	–	–	10,712
– Loans and advances to banks	1,462	–	1,462	–	(1,462)	–	–	1,462
Loans and advances to customers and banks(4)	5,493	(1,491)	4,002	–	–	4,002	198,621	202,623
	53,687	(12,205)	41,482	(19,530)	(12,445)	9,507	198,786	240,268

Liabilities
Derivative financial instruments	31,635	(8,819)	22,816	(17,417)	(2,565)	2,834	287	23,103
Repurchase, securities lending & similar agreements:
– Trading liabilities	10,693	(1,895)	8,798	(2,113)	(6,685)	–	–	8,798
– Deposits by banks and customers	2,886	–	2,886	–	(2,886)	–	–	2,886
Deposits by customers and banks(4)	2,179	(1,491)	688	–	–	688	178,921	179,609
	47,393	(12,205)	35,188	(19,530)	(12,136)	3,522	179,208	214,396

(1)	Financial collateral is reflected at its fair value, but has been limited to the net balance sheet exposure so as not to include any over-collateralisation.
(2)	This column includes contractual rights of set-off that are subject to uncertainty under the laws of the relevant jurisdiction.
(3)	The balance sheet total is the sum of ‘Net amounts reported on the balance sheet’ that are subject to enforceable netting arrangements and ‘Amounts not subject to enforceable netting arrangements’.
(4)	The amounts offset within loans and advances to customers/banks or deposits by customers/banks relate to offset mortgages which are classified as either and that are subject to netting.